The Phoenix-Engemann Funds
                          Phoenix-Engemann Growth Fund

  Supplement dated September 13, 1999 to Prospectus dated May 1, 1999 and
       Statement of Additional Information dated May 1, 1999, as supplemented September 2, 1999 and July 9, 1999


     Effective September 13, 1999, the name of Phoenix-Engemann Growth Fund has been changed to PHOENIX-ENGEMANN FOCUS GROWTH FUND. All references to the fund's name throughout the prospectus and Statement of Additional Information are hereby changed to PHOENIX-ENGEMANN FOCUS GROWTH FUND.


    Investors should retain this supplement with the Prospectus and Statement of Additional Information for future reference.


PXP 2011B/GF (9/99)